Document And Entity Information	Dec. 31, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	Antares Strategic Credit Fund
Entity Central Index Key	0001993402
Entity Emerging Growth Company	true
Entity File Number	814-01700
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-3416650
Entity Address, Address Line One	320 South Canal Street
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	638-4000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	500 West Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661